Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Brain Scientific Inc.
Document Type	S-1
Entity Central Index Key	0001662382
Amendment Flag	false
Entity Incorporation State Country Code	NV
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true